As filed with the U.S. Securities and Exchange Commission on May 8, 2024

Securities Act File No. 333-276547

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 2	☒

TCW ETF Trust

(Exact Name of Registrant as Specified in its Charter)

515 South Flower Street
Los Angeles, CA 90071

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (213) 244-0000

Megan McClellan

TCW Investment Management Company LLC

515 South Flower Street,

Los Angeles, CA 90071

(Name and address of agent for service)

Copies to:

Peter Davidson

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Brian McCabe

Ropes & Gray LLP

800 Boylston Street

Boston MA 02199

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered:

Shares of Beneficial Interest, no par value, of TCW Artificial Intelligence ETF and TCW Compounders ETF, each a series of the Registrant.

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In reliance upon such rule, no filing fee is being paid at this time.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 is being filed solely for the purpose of filing the final tax opinions as Exhibits 12(a) and (b) to the Registration Statement on Form N-14 (File No. 333-276547), supporting the tax matters and consequences to shareholders in connection with the reorganization of TCW Artificial Intelligence Equity Fund and TCW New America Premier Equities Fund, each a series of TCW Funds, Inc., with an into TCW Artificial Intelligence ETF and TCW Compounders ETF, respectively, each a series of TCW ETF Trust, as required by Item 16(12) of Form N-14. Part A and Part B are incorporated herein by reference to the Combined Prospectus/Proxy Statement filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on February 21, 2024 (Accession No. 0001829126-24-001052).

i

TCW ETF TRUST

PART C

Other Information

Item 15. Indemnification.

Reference is made to the Second Amended and Restated Agreement and Declaration of Trust (the “Declaration”) incorporated by reference to the Registration Statement of TCW ETF Trust (the “Registrant” or “Trust”) on Form N-1A (Registration Nos. 333-249926 and 811-23617) (the “Registration Statement”) filed December 29, 2023.

Nothing contained in the Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to the extent such indemnification is prohibited by applicable federal law.

Item 16. Exhibits.

(1)(a)	Certificate of Trust dated October 26, 2020, as filed with the Office of the Secretary of State of the State of Delaware on October 26, 2020, for the Registrant is incorporated by reference to the Registrant’s Registration Statement filed November 6, 2020.

(1)(b)	Certificate of Amendment dated December 21, 2020 to the Certificate of Trust of the Registrant, as filed with the Office of the Secretary of State of Delaware on December 21, 2020 is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(1)(c)	Certificate of Amendment dated October 13, 2023 to the Certificate of Trust of the Registrant, as filed with the Office of the Secretary of State of Delaware on October 12, 2023 is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(1)(d)	Second Amended and Restated Agreement and Declaration of Trust of the Registrant dated October 13, 2023 (the “Declaration”) is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(2)	Second Amended and Restated By-Laws of the Registrant dated October 13, 2023 (the “By-Laws”) is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed January 17, 2024.

(5)(a)	Portions of the Declaration relating to shareholders’ rights are incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(5)(b)	Portions of the By-Laws relating to shareholders’ rights are incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(6)	Investment Advisory Agreement between the Registrant and TCW Investment Management Company LLC (the “Adviser”) is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(7)(a)	Distribution Agreement between the Registrant and Foreside Financial Services LLC (“Foreside”) is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(7)(b)	Distribution Services Agreement between the Adviser and Foreside is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(8)	Not Applicable.

(9)	Custody Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”) is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(10)	Not Applicable.

(11)	Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed January 17, 2024.

(12)(a)	Opinion and consent of Ropes & Gray LLP as to tax matters relating to TCW Artificial Intelligence ETF is filed herewith.

(12)(b)	Opinion and consent of Ropes & Gray LLP as to tax matters relating to TCW Compounders ETF is filed herewith.

(13)(a)	Administrative and Transfer Agency Agreement between the Registrant and BBH is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(13)(b)	Amendment to Administrative and Transfer Agency Agreement is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(13)(c)	Form of Authorized Participant Agreement is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(13)(d)	Principal Financial Officer/Treasurer Agreement between the Registrant and Foreside Fund Officers Service, LLC (“Foreside Fund Officers”) is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(13)(e)	Chief Compliance Officer and Anti Money Laundering Officer Agreement between the Registrant and Foreside Fund Officer Services is incorporated by reference to the Registrant’s Registration Statement filed April 23, 2021.

(13)(f)	Form of Fund of Funds Investment Agreement is incorporated by reference to the Registrant’s Registration Statement filed December 29, 2023.

(14)	Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed February 21, 2024.

(15)	Not Applicable.

(16)	Power of Attorney for Andrew Tarica, Martin Luther King III, Megan McClellan, Michael Swell, Patrick C. Haden, Patrick Moore, Peter McMillan, Robert G. Rooney, and Victoria B. Rogers, dated March 4, 2024, is incorporated by reference to the Registrant’s Registration Statement filed March 8, 2024.

(17)	Proxy Cards are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed February 21, 2024.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Los Angeles and State of California on this 8th day of May 2024.

TCW ETF Trust

/s/ Megan McClellan
Name:	Megan McClellan
Title:	President and Principal Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

*	Trustee	May 8, 2024
Andrew Tarica

/s/ Josh Hunter	Chief Financial Officer and Treasurer	May 8, 2024
Josh Hunter	(Principal Financial Officer)

*	Trustee	May 8, 2024
Martin Luther King III

/s/ Megan McClellan	Trustee, President and Principal Executive Officer	May 8, 2024
Megan McClellan

*	Trustee	May 8, 2024
Michael Swell

*	Trustee	May 8, 2024
Patrick C. Haden

*	Trustee	May 8, 2024
Patrick Moore

*	Trustee	May 8, 2024
Peter McMillan

*	Trustee	May 8, 2024
Robert G. Rooney

*	Trustee	May 8, 2024
Victoria B. Rogers

*By:	/s/ Megan McClellan
Megan McClellan Attorney-in-Fact * Pursuant to Power of Attorney

TCW ETF TRUST

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX-99 (12)(a)	Opinion and consent of Ropes & Gray LLP as to tax matters relating to TCW Artificial Intelligence ETF
EX-99 (12)(b)	Opinion and consent of Ropes & Gray LLP as to tax matters relating to TCW Compounders ETF